LEASES - Future Remaining Minimum Lease Payments (Details)	Dec. 31, 2020 USD ($)
Future remaining minimum lease payments
2022	$ 370,800
2023	381,924
2024	387,653
2025	393,468
2025	399,370
Thereafter	4,048,779
Total	5,981,994
Less: Present value adjustment	(4,111,914)
Operating lease liability	$ 1,870,080